Events after balance sheet date (Details)			12 Months Ended
	Mar. 20, 2023 EUR (€) EquityInstruments € / shares shares	Feb. 08, 2023 EUR (€)	Dec. 31, 2022 EquityInstruments	Dec. 31, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments
Disclosure of non-adjusting events after reporting period [line items]
subscription rights exercised | EquityInstruments			282,790	140,954	744,965
Collaboration agreement for filgotinib | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in remaining cost to complete filgotinib performance obligation		15.00%
(Decrease) increase in revenue recognition and corresponding increase (decrease) in current and non-current deferred income		€ 50,000,000
Collaboration agreement for filgotinib | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in remaining cost to complete filgotinib performance obligation		25.00%
(Decrease) increase in revenue recognition and corresponding increase (decrease) in current and non-current deferred income		€ 86,000,000
Subscription Right Plan
Disclosure of non-adjusting events after reporting period [line items]
subscription rights exercised | EquityInstruments	61,560
Exercise price subscription right | € / shares	€ 28.75
Share capital increase due to subscription rights exercised	€ 1,769,850.00
Number of shares issued | shares	61,560